SHARE CAPITAL AND RESERVES (Details 5)	12 Months Ended
Nov. 30, 2018 $ / shares
Disclosure of reserves within equity [abstract]
Risk-free interest rate	2.30%
Dividend yield	0.00%
Expected life	2 years
Volatility	105.00%
Weighted average fair value per option	$ 3.10